SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 10, 2016	Feb. 13, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2017
Subsequent Event [Line Items]
Proceeds from issuance of convertible debt				$ 316,478	$ 316,478	$ 339,900
Maturity date					Jul. 08, 2017
Prana [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Total commitment upon execution of research agreement							$ 100,000
Commitment owed in February 2018							50,000
Commitment owed in June 2018							50,000
Total commitment amount owed							$ 200,000
JSJ Investments Inc. [Member]
Subsequent Event [Line Items]
Proceeds from issuance of convertible debt	$ 125,000
Interest rate (as a percent)	12.00%
Maturity date	May 10, 2017
Minimum term to be hold for conversion	Aug. 16, 2016
Percentage of repaid amount increase	30.00%
Repaid of note issuance of common stock		379,100